                                                     Registration Nos. 333-80191
                                                                       811-08561

     As filed With the Securities and Exchange Commission on August 12, 2005

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

              Pre-effective Amendment No.    [ ]

              Post-Effective Amendment No.   [9]

                                             and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                                    [X]

          Amendment No.                      [50]

          AMERICAN GENERAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT VL-R
                           (Exact Name of Registrant)

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                              2727-A Allen Parkway
                            Houston, Texas 77019-2191
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code (713) 831-8470

                              Lauren W. Jones, Esq.
                             Deputy General Counsel
                      American General Life Companies, LLC
                               2929 Allen Parkway
                            Houston, Texas 77019-2191
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continous.

It is proposed that this filing will become effective (check appropriate box)

        [ ]     immediately upon filing pursuant to paragraph (b)

        [X]     on August 12, 2005 pursuant to paragraph (b)

        [ ]     60 days after filing pursuant to paragraph (a)(1)

        [ ]     on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

        [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                      NOTE

This Post-Effective Amendment No. 9 to the Form N-6 Registration Statement No. 333-80191 ("Registration Statement") of American General Life Insurance Company ("Depositor") and its Separate Account VL-R ("Registrant") is being filed solely for the purpose of updating Part C information for the Depositor and the Registrant, including adding restated by-laws and a guarantee as exhibits.

                                     PART A

The Prospectus dated May 2, 2005, is incorporated into Part A, of this Post-Effective Amendment No. 9 by reference to the Registrant's Post-Effective Amendment No. 8, as filed on May 2, 2005 (File No. 333-80191).

                                     PART B

The Statement of Additional Information dated May 2, 2005 is incorporated into Part B of this Post-Effective Amendment No. 9 by reference to the Registrant's Post-Effective Amendment No. 8, as filed on May 2, 2005 (File No. 333-80191). All financial statements filed with the May 2, 2005 Statement of Additional Information are also incorporated by reference herein.

                            PART C: OTHER INFORMATION

Item 26.  Exhibits

(a)     Board of Directors Resolution.

        (1) Resolutions of Board of Directors of American General Life Insurance Company authorizing the establishment of Separate Account VL-R. (1)

(b)     Custodian Agreements.     Inapplicable.

(c)      Underwriting Contracts.

        (1) Distribution Agreement between American General Life Insurance Company and American General Equity Services Corporation, effective October 1, 2002. (20)

        (2)     Form of Selling Group Agreement. (18)

        (3) Schedule of Commissions (Incorporated by reference from the text included under the heading "Distribution of the Policies" in the Statement of Additional Information that is filed as part of this amended Registration Statement).

(d)     Contracts.

        (1) Specimen form of the "Corporate America" Flexible Premium Variable Life Insurance Policy (Policy Form No. 99301). (11)

(e)     Applications.

        (1) Specimen form of Life Insurance Application - Part A, Form No. AGLC 100565-2003. (24)

        (2) Specimen form of Life Insurance Application - Part B, Form No. AGLC 100566-2003. (24)

        (3) Specimen form of Variable Universal Life Insurance Supplemental Application, Corporate America, Form No. CM 1001-99 Rev0504.
                (25)

        (4)     Form of Service Request Form, Form No. AGLC 101133 Rev1204. (28)

        (5)     Form of Assignment Form, Form No. AGLC 0205 Rev0103. (22)

        (6) Form of Electronic Funds Authorization Form, Form No. AGLC 0220 Rev0103. (22)

        (7)     Form of Name and Address Change Form, Form No. AGLC 0222
                Rev0103. (22)

        (8) Form of Request for Change of Ownership on a Life Insurance Policy Form, Form No. VUL 0013 Rev1202. (22)

        (9) Form of Request for Full Cash Surrender Value Form, Form No. VUL 0015 Rev1202. (22)

        (10)    Form of Change of Beneficiary Form, Form No. VUL 0016 Rev1202.
                (22)

(f)     Depositor's Certificate of Incorporation and By-Laws.

        (1) Amended and Restated Articles of Incorporation of American General Life Insurance Company, effective December 31, 1991. (2)

        (2) Amendment to the Amended and Restated Articles of Incorporation of American General Life Insurance Company, effective July 13, 1995. (5)

        (3) By-laws of American General Life Insurance Company, restated June 8, 2005. (31)

(g)     Reinsurance Contracts.     Inapplicable.

(h)     Participation Agreements.

        (1)(a) Form of Participation Agreement by and Among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., American General Life Insurance Company, on Behalf of Itself and its Separate Accounts, and American General Securities Incorporated. (6)

        (1)(b) Form of Amendment Two to Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., American General Life Insurance Company, on Behalf of Itself and its Separate Accounts, and American General Securities Incorporated dated as of June 1, 1999. (11)

        (1)(c) Form of Amendment Four to Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., American General Life Insurance Company, on Behalf of Itself and its Separate Accounts, and American General Securities Incorporated. (15)

        (1)(d) Form of Amendment Seven to Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., American General Life Insurance Company, on Behalf of Itself and its Separate Accounts, and American General Securities Incorporated. (21)

        (2)(a) Form Participation Agreement by and among The Alger American Fund, American General Life Insurance Company and Fred Alger & Company, Incorporated. (19)

        (3)(a) Form of Shareholder Services Agreement by and between American General Life Insurance Company and American Century Investment Management, Inc. (14)

        (3)(b) Form of Amendment Two to Shareholder Services Agreement by and between American General Life Insurance Company and American Century Investment Management, Inc. (21)

        (4)(a) Form of Participation Agreement Between American General Life Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (6)

        (4)(b) Amendment to Participation Agreement by and among American General Life Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. dated December 1, 1998. (8)

        (4)(c) Form of Amendment Two to Participation Agreement by and among American General Life Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. dated September 1, 1999. (25)

        (4)(d) Form of Amendment to Participation Agreement by and among American General Life Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. dated October 31, 2003. (25)

        (5)(a) Form of Amended and Restated Participation Agreement by and between Variable Insurance Products Fund, Fidelity Distributors Corporation and American General Life Insurance Company. (16)

        (6)(a) Form of Amended and Restated Participation Agreement by and between Variable Insurance Products Fund II, Fidelity Distributors Corporation and American General Life Insurance Company. (16)

        (7)(a) Form of Participation Agreement by and between Variable Insurance Products Fund III, Fidelity Distributors Corporation and American General Life Insurance Company.
                        (19)

        (8)(a) Form of Amended and Restated Participation Agreement by and among American General Life Insurance Company, American General Equity Services Corporation, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc., dated as of October 1, 2002. (28)

        (9)(a) Form of Fund Participation Agreement by and between American General Life Insurance Company and Janus Aspen Series. (16)

        (10)(a) Form of Participation Agreement Among MFS Variable Insurance Trust, American General Life Insurance Company and Massachusetts Financial Services Company. (6)

        (10)(b) Form of Amendment Two to Participation Agreement Among MFS Variable Insurance Trust, American General Life Insurance Company and Massachusetts Financial Services Company. (11)

        (10)(c) Form of Amendment Five to Participation Agreement by and among MFS Variable Insurance Trust, American General Life Insurance Company and Massachusetts Financial Services Company. (16)

        (11)(a) Sales Agreement by and between American General Life Insurance Company, Neuberger & Berman Advisors Management Trust and Neuberger & Berman Management Incorporated. (14)

        (11)(b) Form of Amendment to Fund Participation Agreement (formerly, the Sales Agreement) by and between American General Life Insurance Company, Neuberger & Berman Advisors Management Trust and Neuberger & Berman Management Incorporated, dated January 15, 2004. (21)

        (12)(a) Form of Assignment and Modification Agreement by and between Neuberger & Berman Management Incorporated and American General Life Insurance Company. (14)

        (13)(a) Form of Participation Agreement by and among American General Life Insurance Company, Oppenheimer Variable Account Funds and OppenheimerFunds, Inc. (17)

        (13)(b) Form of Amendment No. 1 to Participation Agreement by and among American General Life Insurance Company, Oppenheimer Variable Account Funds and OppenheimerFunds, Inc. (19)

        (13)(c) Form of Amendment No. 2 to Participation Agreement by and among American General Life Insurance Company, Oppenheimer Variable Account Funds and OppenheimerFunds, Inc. (30)

        (14)(a) Form of Participation Agreement by and between American General Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributor LLC. (16)

        (15)(a) Form of Participation Agreement by and Among Pioneer Variable Contracts Trust, American General Life Insurance Company, on its own Behalf and on Behalf of Each of the Segregated Asset Accounts, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc., dated December 10, 2004. (28)

        (16)(a) Form of Participation Agreement Among Putnam Variable Trust, Putnam Mutual Funds Corp., and American General Life Insurance Company. (6)

        (17)(a) Form of Participation Agreement by and between The Variable Annuity Life Insurance Company, American General Series Portfolio Company, American General Securities Incorporated and American General Life Insurance Company. (10)

        (17)(b) Amendment One to Participation Agreement by and between The Variable Annuity Life Insurance Company, American General Series Portfolio Company, American General Securities Incorporated and American General Life Insurance Company dated as of July 21, 1998. (8)

        (17)(c) Form of Amendment Two to Participation Agreement by and between The Variable Annuity Life Insurance Company, American General Series Portfolio Company, American General Securities Incorporated and American General Life Insurance Company. (16)

        (17)(d) Form of Amendment Three to Participation Agreement by and between The Variable Annuity Life Insurance Company, American General Series Portfolio Company, American General Securities Incorporated and American General Life Insurance Company. (15)

        (17)(e) Form of Amendment Four to Participation Agreement by and between The Variable Annuity Life Insurance Company, American General Series Portfolio Company, American General Securities Incorporated and American General Life Insurance Company. (21)

        (18)(a) Form of Participation Agreement by and between Vanguard Variable Insurance Funds, The Vanguard Group, Inc., Vanguard Marketing Corporation and American General Life Insurance Company. (16)

        (19)(a) Form of Administrative Services Agreement between American General Life Insurance Company and fund distributor. (5)

        (20)(a) Form of Amended and Restated Administrative Services Agreement dated as of April 1, 2004, between American General Life Insurance Company and AIM Advisors, Inc.
                        (30)

        (21)(a) Form of Services Agreement Class O between Fred Alger Management, Inc. and American General Life Insurance Company. (28)

        (22)(a) Administrative Services Agreement dated as of August 11, 1998, between American General Life Insurance Company and The Dreyfus Corporation. (4)

        (22)(b) Amendment to Administrative Services Agreement dated as of August 11, 1998, between American General Life Insurance Company and The Dreyfus Corporation effective as of December 1, 1998. (4)

        (22)(c) Form of Agreement Addendum between American General Life Insurance Company and The Dreyfus Corporation dated November 17, 1999. (25)

        (22)(d) Form of Amendment Two to Administrative Services Agreement between American General Life Insurance Company and The Dreyfus Corporation, dated January 3, 2000. (25)

        (23)(a) Form of Service Contract by and between Fidelity Distributors Corporation and American General Equity Services Corporation, effective October 1, 2002. (19)

        (24)(a) Form of Service Agreement by and between Fidelity Investments Institutional Operations Company, Inc. and American General Life Insurance Company. (16)

        (25)(a) Form of Administrative Services Agreement by and among American General Life Insurance Company and Franklin Templeton Services, Inc., dated as of July 1, 1999. (26)

        (25)(b) Form of Amendment to Administrative Services Agreement by and among American General Life Insurance Company and Franklin Templeton Services, LLC, effective November 1, 2001. (27)

        (25)(c) Form of Amendment No. 3 to Administrative Services Agreement by and among American General Life Insurance Company and Franklin Templeton Services, LLC, dated as of July 30, 2004. (28)

        (26)(a) Form of Distribution and Shareholder Services Agreement by and between Janus Distributors, Inc. and American General Life Insurance Company. (16)

        (27)(a) Form of Administrative Services Agreement by and between American General Life Insurance Company and Neuberger & Berman Management Incorporated. (14)

        (28)(a) Form of Administrative Services Agreement by and among American General Life Insurance Company and OppenheimerFunds, Inc. (17)

        (28)(b) Form of Amendment No. 1 to Administrative Services Agreement by and among American General Life Insurance Company and OppenheimerFunds, Inc. (19)

        (28)(c) Form of Amendment No. 2 to Administrative Services Agreement by and among American General Life Insurance Company and OppenheimerFunds, Inc. (30)

        (29)(a) Form of Services Agreement by and between American General Life Insurance Company and Pacific Investment Management, LLC. (16)

        (30)(a) Form of PIMCO Variable Insurance Trust Services Agreement by and between American General Life Insurance Company and PIMCO Variable Insurance Trust. (16)

(i)     Administrative Contracts.

        (1) Form of services agreement dated July 31, 1975, (limited to introduction and first two recitals, and sections 1-3) among various affiliates of American General Corporation, including American General Life Insurance Company and American General Life Companies. (7)

        (2)(a) Form of Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American General Life Insurance Company.
                (29)

        (2)(b) Form of Addendum No. 1 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American General Life Insurance Company, dated May 21, 1975. (29)

        (2)(c) Form of Addendum No. 2 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American General Life Insurance Company, dated September 23, 1975. (29)

        (2)(d) Form of Addendum No. 24 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American General Life Insurance Company, dated December 30, 1998. (29)

        (2)(e) Form of Addendum No. 28 to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including American General Life Insurance Company and American General Life Companies, effective January 1, 2002. (29)

        (2)(f) Form of Addendum No. 30 to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including American General Life Insurance Company and American General Life Companies, LLC, effective January 1, 2002. (29)

        (2)(g) Form of Addendum No. 32 to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including American General Life Insurance Company, American General Life Companies, LLC and American General Equity Services Corporation, effective May 1, 2004. (30)

(j)     Other Material Contracts.

        (1) General Guarantee Agreement between American General Life Insurance Company and American Home Assurance Company. (31)

(k)     Legal Opinion.

        (1) Opinion and Consent of Pauletta P. Cohn., Deputy General Counsel of American General Life Companies, LLC. (11)

(l)     Actuarial Opinion.

        (1) Opinion and Consent of American General Life Insurance Company's actuary. (25)

(m)     Calculation. None

(n)     Other Opinions.

        (1) Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoopers LLP. (Filed herewith)

(o)     Omitted Financial Statements. None

(p)     Initial Capital Agreements. None

(q)     Redeemability Exemption.

        (1) Description of American General Life Insurance Company's Issuance, Transfer and Redemption Procedures for Variable Universal Life Insurance Policies Pursuant to Rule 6e-3(T)(b)(12)(iii) under the Investment Company Act of 1940.
                (30)

----------
(1) Incorporated by reference to initial filing of Form S-6 Registration Statement (File No. 333-42567) of American General Life Insurance Company Separate Account VL-R filed on December 18, 1997.

(2) Incorporated by reference to initial filing of Form N-4 Registration Statement (File No. 033-43390) of American General Life Insurance Company Separate Account D filed on October 16, 1991.

(3) Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 033-43390) of American General Life Insurance Company Separate Account D filed on April 30, 1992.

(4) Incorporated by reference to initial filing of Form N-4 Registration Statement (File No. 333-70667) of American General Life Insurance Company Separate Account D filed on January 15, 1999.

(5) Incorporated by reference to Pre-Effective Amendment No. 3 to Form S-6 Registration Statement (File No. 333-53909) of American General Life Insurance Company Separate Account VL-R filed on August 19, 1998.

(6) Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-42567) of American General Life Insurance Company Separate Account VL-R filed on March 23, 1998.

(7) Incorporated by reference to Pre-Effective Amendment No. 23 to Form N-4 Registration Statement (File No. 033-44745) of American General Life Insurance Company Separate Account A filed on April 24, 1998.

(8) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-70667) of American General Life Insurance Company Separate Account D filed on March 18, 1999.

(9) Incorporated by reference to Post-Effective Amendment No. 12 to Form N-4 Registration Statement (File No. 033-43390) of American General Life Insurance Company Separate Account D filed on April 30, 1997.

(10) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-40637) of American General Life Insurance Company Separate Account D filed on February 12, 1998.

(11) Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-80191) of American General Life Insurance Company Separate Account VL-R filed on August 25, 1999.

(12) Incorporated by reference to Post-Effective Amendment No. 3 to Form N-6 (File No. 333-65170) of American General Life Insurance Company Separate Account VL-R filed on January 23, 2003.

(13) Incorporated by reference to Post-Effective Amendment No. 18 to Form N-4 Registration Statement (File No. 033-43390) of American General Life Insurance Company Separate Account D filed on April 12, 2000.

(14) Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-89897) of American General Life Insurance Company Separate Account VL-R filed on January 21, 2000.

(15) Incorporated by reference to Post-Effective Amendment No. 4 to Form S-6 Registration Statement (File No. 333-42567) of American General Life Insurance Company Separate Account VL-R filed on October 11, 2000.

(16) Incorporated by reference to Post-Effective Amendment No. 2 to Form S-6 Registration Statement (File No. 333-80191) of American General Life Insurance Company Separate Account VL-R filed on September 20, 2000.

(17) Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-87307) of American General Life Insurance Company Separate Account VL-R filed on January 20, 2000.

(18) Incorporated by reference to initial filing of Form N-6 Registration Statement (File No. 333-102299) of American General Life Insurance Company Separate Account VUL-2 filed on December 31, 2002.

(19) Incorporated by reference to Post-Effective Amendment No. 6 to Form N-6 (File No. 333-43264) of American General Life Insurance Company Separate Account VL-R filed on April 30, 2003.

(20) Incorporated by reference to Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 333-40637) of American General Life Insurance Company Separate Account D filed on November 8, 2002.

(21) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-109206) of American General Life Insurance Company Separate Account D filed on December 17, 2003.

(22) Incorporated by reference to Post-Effective Amendment No. 6 to Form N-6 Registration Statement (File No. 333-43264) of American General Life Insurance Company Separate Account VL-R filed on April 30, 2003.

(23) Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-82982) of American General Life Insurance Company Separate Account VL-R filed on May 13, 2002.

(24) Incorporated by reference to initial filing of Form N-6 Registration Statement (File No. 333-109613) of American General Life Insurance Company Separate Account VL-R filed on October 10, 2003.

(25) Incorporated by reference to Post-Effective Amendment No. 6 to Form N-6 Registration Statement (File No. 333-80191) of American General Life Insurance Company Separate Account VL-R filed on June 10, 2004.

(26) Incorporated by reference to Post-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-87307) of American General Life Insurance Company Separate Account VL-R filed on October 10, 2000.

(27) Incorporated by reference to Post-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-65170) of American General Life Insurance Company Separate Account VL-R filed on Decenber 3, 2001.

(28) Incorporated by reference to Post-Effective Amendment No. 7 to Form N-6 Registration Statement (File No. 333-80191) of American General Life Insurance Company Separate Account VL-R filed on Decenber 2, 2004.

(29) Incorporated by reference to Post-Effective Amendment No. 8 to Form N-6 Registration Statement (File No. 333-43264) of American General Life Insurance Company Separate Account VL-R filed on May 3, 2004.

(30) Incorporated by reference to Post-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-118318) of American General Life Insurance Company Separate Account VL-R filed on May 2, 2005.

(31) Incorporated by reference to Post-Effective Amendment No. 11 to Form N-6 (File No. 333-43264) of American General Life Insurance Company Separate Account VL-R filed on August 12, 2005.

Item 27.  Directors and Officers of the Depositor

 Name and Principal           Positions and Offices with Depositor
  Business Address            American General Life Insurance Company
--------------------          -----------------------------------------

Rodney O. Martin, Jr.         Director, Chairman of the Board of Directors,
2929 Allen Parkway            President and Chief Executive Officer
Houston, TX 77019

M. Bernard Aidinoff           Director
Sullivan and Cromwell
125 Broad Street
New York, NY 10004

David J. Dietz                Director and Chairman-Affluent & Corporate
830 Third Avenue              Markets Profit Center
New York, NY 10022

David L. Herzog               Director
2929 Allen Parkway
Houston, TX 77019

Richard A. Hollar             Director, President-Life Brokerage Profit Center
750 West Virginia Street      and Chief Executive Officer-Life Brokerage
Milwaukee, WI 53204           Profit Center

Royce G. Imhoff, II           Director, President-Affluent & Corporate Markets
2929 Allen Parkway            Profit Center and Chief Executive Officer-Affluent
Houston, TX 77019             & Corporate Markets Profit Center

 Name and Principal           Positions and Offices with Depositor
  Business Address            American General Life Insurance Company
--------------------          -----------------------------------------
Richard J. Miller             Director, President-Independent Advisor Network
2929 Allen Parkway            Profit Center, Chief Executive Officer
Houston, TX 77019             -Independent Advisor Network Profit Center and
                              Chief Executive Officer-Independent Advisor
                              Group

Ernest T. Patrikis            Director
70 Pine Street
New York, NY 10270

Gary D. Reddick               Director, Executive Vice President and
2929 Allen Parkway            Chief Administrative Officer
Houston, TX 77019

Christopher J. Swift          Director, Executive Vice President and
2929 Allen Parkway            Chief Financial Officer
Houston, TX 77019

James W. Weakley              Director, President-Group Benefits & Financial
2929 Allen Parkway            Institutions, and AIG Workplace Solutions Profit
Houston, TX 77019             Center and Chief Executive Officer-Group
                              Benefits & Financial Institutions, and Workplace
                              Solutions Profit Center

Thomas L. Booker              President-Annuity Profit Center
2727 Allen Parkway
Houston, TX 77019

Lawrence J. O'Brien           President-Agency Building Profit Center
2727 Allen Parkway
Houston, TX 77019

David R. Armstrong            Executive Vice President
3600 Route 66
Neptune, NJ 07754

Rebecca G. Campbell           Executive Vice President, Human Resources
2929 Allen Parkway
Houston, TX 77019

 Name and Principal           Positions and Offices with Depositor
  Business Address            American General Life Insurance Company
--------------------          -----------------------------------------
Steven D. Anderson            Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Stephen A. Appleyard          Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Erik A. Baden                 Senior Vice President, SPIA
2727 Allen Parkway
Houston, TX 77019

Wayne A. Barnard              Senior Vice President, Illustration Actuary
2929 Allen Parkway
Houston, TX 77019

Robert M. Beuerlein           Senior Vice President and
2727-A Allen Parkway          Chief Appointed Actuary
Houston, TX 77019

Jeffrey H. Carlson            Senior Vice President and
2727 Allen Parkway            Chief Information Officer
Houston, TX 77019

James A. Galli                Senior Vice President and
830 Third Avenue              Chief Business Development Officer
New York, NY 10022

William F. Guterding          Senior Vice President
830 Third Avenue
New York, NY 10022

Robert F. Herbert, Jr.        Senior Vice President, Treasurer and Controller
2727-A Allen Parkway
Houston, TX 77019

S. Douglas Israel             Senior Vice President
2929 Allen Parkway
Houston, TX 77019

 Name and Principal           Positions and Offices with Depositor
  Business Address            American General Life Insurance Company
--------------------          -----------------------------------------
Kyle L. Jennings              Senior Vice President and General Counsel
2929 Allen Parkway
Houston, TX 77019

Althea R. Johnson             Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Glen D. Keller                Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Simon J. Leech                Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Kent D. Major                 Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Mark R. McGuire               Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Laura W. Milazzo              Senior Vice President
2727 Allen Parkway
Houston, TX 77019

John W. Penko                 Senior Vice President
2727 Allen Parkway
Houston, TX 77019

A. Hasan Qureshi              Senior Vice President
1 ALICO Plaza
600 King Street
Wilmington, DE 19801

Dennis H. Roberts             Senior Vice President
2727 Allen Parkway
Houston, TX 77019

 Name and Principal           Positions and Offices with Depositor
  Business Address            American General Life Insurance Company
--------------------          -----------------------------------------
Richard C. Schuettner         Senior Vice President
750 West Virginia Street
Milwaukee, WI 53204

James P. Sennett              Senior Vice President
2727 Allen Parkway
Houston, TX 77019

James P. Steele               Senior Vice President
205 E. 10th Street
Amarillo, TX 79101

Robert E. Steele              Senior Vice President
205 E. 10th Street
Amarillo, TX 79101

Dan E. Trudan                 Senior Vice President
750 West Virginia St.
Milwaukee, WI 53204

Frederic R. Yopps             Senior Vice President
750 West Virginia St.
Milwaukee, WI 53204

Steven E. Zimmerman           Senior Vice President and Medical Director
2727 Allen Parkway
Houston, TX 77019

Edward F. Bacon               Vice President
2727-A Allen Parkway
Houston, TX 77019

Joan M. Bartel                Vice President
2727 Allen Parkway
Houston, TX 77019

 Name and Principal           Positions and Offices with Depositor
  Business Address            American General Life Insurance Company
--------------------          -----------------------------------------
Paul Bell, III                Vice President
Walnut Glen Tower
8144 Walnut Hill Lane
Dallas, TX 75231

Michael B. Boesen             Vice President
2727-A Allen Parkway
Houston, TX 77019

James B. Brown                Vice President
2727 Allen Parkway
Houston, TX 77019

David W. Butterfield          Vice President
3600 Route 66
Neptune, NJ 07754

Michael Candy                 Vice President
2929 Allen Parkway
Houston, TX 77019

Robert W. Chesner             Vice President
2929 Allen Parkway
Houston, TX 77019

Valerie A. Childrey           Vice President and Medical Director
750 West Virginia Street
Milwaukee, WI 53204

Mark E. Childs                Vice President
2727 Allen Parkway
Houston, TX 77019

Robert M. Cicchi              Vice President
2727 Allen Parkway
Houston, TX 77019

Steven A. Dmytrack            Vice President
2929 Allen Parkway
Houston, TX 77019

 Name and Principal           Positions and Offices with Depositor
  Business Address            American General Life Insurance Company
--------------------          -----------------------------------------
Elizabeth Dobbs               Vice President
2727 Allen Parkway
Houston, TX 77019

Douglas M. Donnenfield        Vice President
750 West Virginia Street
Milwaukee, WI 53204

Timothy M. Donovan            Vice President
2727 Allen Parkway
Houston, TX 77019

Farideh N. Farrokhi           Vice President and Assistant Secretary
2727-A Allen Parkway
Houston, TX 77019

Patrick Froze                 Vice President
750 West Virginia Street
Milwaukee, WI 53204

Brad J. Gabel                 Vice President
750 West Virginia Street
Milwaukee, WI 53204

Frederick J. Garland, Jr.     Vice President
2727 Allen Parkway
Houston, TX 77019

Lisa Gerhart                  Vice President
2727 Allen Parkway
Houston, TX 77019

Richard L. Gravette           Vice President and Assistant Treasurer
2727-A Allen Parkway
Houston, TX 77019

Kenneth J. Griesemer          Vice President
6363 Forest Park Road
Dallas, TX 75235

 Name and Principal           Positions and Offices with Depositor
  Business Address            American General Life Insurance Company
--------------------          -----------------------------------------
Daniel J. Gutenberger         Vice President and Medical Director
70 Pine Street
New York, NY 10270

Joel H. Hammer                Vice President
1 Chase Manhattan Place
New York, NY 10005

John Harmeling                Vice President
2929 Allen Parkway
Houston, Texas 77019

Craig H. Harrel               Vice President
2929 Allen Parkway
Houston, TX 77019

D. Leigh Harrington           Vice President
2727 Allen Parkway
Houston, TX 77019

Bradley Harris                Vice President
2727 Allen Parkway
Houston, TX 77019

Michael Harrison              Vice President, Annuity Product Management
2727 Allen Parkway
Houston, TX 77019

Neal C. Hasty                 Vice President
6363 Forest Park Road
Dallas, TX 75235

Keith C. Honig                Vice President
1 SunAmerica Center
Los Angeles, CA 90067

Stephen D. Howard             Vice President
2929 Allen Parkway
Houston, TX 77019

 Name and Principal           Positions and Offices with Depositor
  Business Address            American General Life Insurance Company
--------------------          -----------------------------------------
Janna M. Hubble               Vice President
2929 Allen Parkway
Houston, TX 77019

Walter P. Irby                Vice President
2727 Allen Parkway
Houston, TX 77019

Sharla A. Jackson             Vice President
205 E. 10th Street
Amarillo, TX 79101

David S. Jorgensen            Vice President
2727-A Allen Parkway
Houston, TX 77019

Stephen C. Kennedy            Vice President
750 West Virginia Street
Milwaukee, WI 53204

Gary J. Kleinman              Vice President and Real Estate Investment
1 Chase Manhattan Place       Officer
New York, NY 10005

Charles L. Levy               Vice President and Medical Director
2727 Allen Parkway
Houston, TX 77019

Linda Lewis                   Vice President
6363 Forest Park Road
Dallas, TX 75235

Robert J. Ley                 Vice President
70 Pine Street
New York, NY 10270

Jerry L. Livers               Vice President
2727 Allen Parkway
Houston, TX 77019

 Name and Principal           Positions and Offices with Depositor
  Business Address            American General Life Insurance Company
--------------------          -----------------------------------------
Gwendolyn J. Mallett          Vice President
2727 Allen Parkway
Houston, TX 77019

W. Larry Mask                 Vice President, Real Estate Investment Officer and
2727 Allen Parkway            Assistant Secretary
Houston, TX 77019

Gordon S. Massie              Vice President
2929 Allen Parkway
Houston, TX 77019

Melvin C. McFall              Vice President
2727 Allen Parkway
Houston, TX 77019

Richard D. McFarland          Vice President
2727 Allen Parkway
Houston, TX 77019

Beverly A. Meyer              Vice President
750 West Virginia Street
Milwaukee, WI 53204

Candace A. Michael            Vice President
2727 Allen Parkway
Houston, TX 77019

Anne K. Milio                 Vice President
2727 Allen Parkway
Houston, TX 77019

Sylvia A. Miller              Vice President
#1 Franklin Square
Springfield, IL 62713

Alex N. Moral                 Vice President
2727 Allen Parkway
Houston, TX 77019

 Name and Principal           Positions and Offices with Depositor
  Business Address            American General Life Insurance Company
--------------------          -----------------------------------------
Alberto Murguia               Vice President
2727 Allen Parkway
Houston, TX 77019

Michael R. Murphy             Vice President
750 West Virginia Street
Milwaukee, WI 53204

David W. Napoli               Vice President
2727 Allen Parkway
Houston, TX 77019

Carl T. Nichols               Vice President and Medical Director
205 E. 10th Street
Amarillo, TX 79101

Deanna D. Osmonson            Vice President and Chief Compliance Officer
2727 Allen Parkway
Houston, TX 77019

Rembert R. Owen, Jr.          Vice President, Real Estate Investment Officer and
2929 Allen Parkway            Assistant Secretary
Houston, TX 77019

Lori J. Payne                 Vice President
2727 Allen Parkway
Houston, TX 77019

Kirsten M. Pedersen           Vice President
2929 Allen Parkway
Houston, TX 77019

Cathy A. Percival             Vice President and Medical Director
2727 Allen Parkway
Houston, TX 77019

 Name and Principal           Positions and Offices with Depositor
  Business Address            American General Life Insurance Company
--------------------          -----------------------------------------
Rodney E. Rishel              Vice President
American General Center
2000 American General Way
Brentwood, TN 37027

Terri Robbins                 Vice President
175 Water Street
New York, NY 10038

Walter J. Rucecki, Jr.        Vice President
2929 Allen Parkway
Houston, TX 77019

Dale W. Sachtleben            Vice President
#1 Franklin Square
Springfield, IL 62713

Robert C. Sage                Vice President
2727 Allen Parkway
Houston, TX 77019

Kristin Sather                Vice President
1 Chase Manhattan Place
New York, NY 10005

Richard W. Scott              Vice President and Chief Investment Officer
2929 Allen Parkway
Houston, TX 77019

Tom L. Scott                  Vice President and Chief Investment Officer
2929 Allen Parkway
Houston, TX 77019

T. Clay Spires                Vice President and Tax Officer
2929 Allen Parkway
Houston, TX 77019

Gregory R. Thornton           Vice President
#1 Franklin Square
Springfield, IL 62713

 Name and Principal           Positions and Offices with Depositor
  Business Address            American General Life Insurance Company
--------------------          -----------------------------------------
Veronica Torralba             Vice President
2929 Allen Parkway
Houston, TX 77019

J. Alan Vale                  Vice President
2929 Allen Parkway
Houston, TX 77019

Christian D. Weiss            Vice President
#1 Franklin Square
Springfield, IL 62713

Timothy White                 Vice President
2929 Allen Parkway
Houston, TX 77019

Cynthia P. Wieties            Vice President
2727 Allen Parkway
Houston, TX 77019

Bridgette Wilson              Vice President, New Business
#1 Franklin Square
Springfield, IL 62713

Elizabeth M. Tuck             Secretary
70 Pine Street
New York, NY 10270

Lauren W. Jones               Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant

The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). See footnotes to table below at end of Item 28. An organizational chart for AIG can be found as Exhibit 21 in Form 10-K, SEC file number 001-08787, accession number 0000950123-05-006884, filed May 31, 2005.

                                     SUBSIDIARIES OF AIG

                                                                                                            Percentage
                                                                                                             of Voting
                                                                                                            Securities
                                                                                      Jurisdiction of     Owned by its
                                                                                        Incorporation        Immediate
                                                                                      or Organization      Parent/(2)/
                                                                                      ---------------     ------------
American International Group, Inc./(1)/ .................................................... Delaware ................ /(3)/
     AIG Aviation, Inc. ..................................................................... Georgia .............100
     AIG Bulgaria Insurance and Reinsurance Company EAD .................................... Bulgaria .............100
     AIG Capital Corporation ............................................................... Delaware .............100
         AIG Consumer Finance Group, Inc. .................................................. Delaware .............100
              AIG Bank Polska S.A. ........................................................... Poland ...........97.23
              AIG Credit S.A. ................................................................ Poland ..............80
              Compania Financiera Argentina S.A. .......................................... Argentina ............92.7
         AIG Finance Holdings, Inc. ........................................................ New York .............100
              AIG Finance (Hong Kong) Limited ............................................. Hong Kong .............100
         AIG Global Asset Management Holdings Corp. ........................................ Delaware .............100
              AIG Asset Management Services, Inc. .......................................... Delaware .............100
                  Brazos Capital Management, L.P. .......................................... Delaware ..............92
              AIG Capital Partners, Inc. ................................................... Delaware .............100
              AIG Equity Sales Corp. ....................................................... New York .............100
              AIG Global Investment Corp. ................................................ New Jersey .............100
         International Lease Finance Corporation ......................................... California ...........64.85 /(4)/
         AIG Global Real Estate Investment Corp. ........................................... Delaware .............100
     AIG Credit Corp. ...................................................................... Delaware .............100
         A.I. Credit Corp. ............................................................ New Hampshire .............100
         Imperial Premium Finance, Inc. .................................................. California .............100
         Imperial Premium Finance, Inc. .................................................... Delaware .............100
     AIG Egypt Insurance Company, S.A.E. ...................................................... Egypt ...........89.98
     AIG Federal Savings Bank .............................................................. Delaware .............100
     AIG Financial Advisor Services, Inc. .................................................. Delaware .............100
         AIG Financial Advisor Services (Europe), S.A. ................................... Luxembourg .............100
     AIG Financial Products Corp. .......................................................... Delaware .............100
         AIG Matched Funding Corp. ......................................................... Delaware .............100
         Banque AIG .......................................................................... France ..............90 /(5)/
     AIG Funding, Inc. ..................................................................... Delaware .............100
     AIG Global Trade & Political Risk Insurance Company ................................. New Jersey .............100
     A.I.G. Golden Insurance Ltd. ............................................................ Israel ...........50.01
     AIG Life Insurance Company ............................................................ Delaware ..............79 /(6)/
     AIG Life Insurance Company of Canada .................................................... Canada .............100
     AIG Life Insurance Company of Puerto Rico .......................................... Puerto Rico .............100

                               SUBSIDIARIES OF AIG

                                                                                                            Percentage
                                                                                                             of Voting
                                                                                                            Securities
                                                                                      Jurisdiction of     Owned by its
                                                                                        Incorporation        Immediate
                                                                                      or Organization      Parent/(2)/
                                                                                      ---------------     ------------
AIG Liquidity Corp. ........................................................................ Delaware .............100
AIG Marketing, Inc ......................................................................... Delaware .............100
AIG Memsa, Inc. ............................................................................ Delaware .............100 /(7)/
    Tata AIG General Insurance Company Limited ................................................ India ..............26
AIG Private Bank Ltd. ................................................................... Switzerland .............100
AIG Retirement Services, Inc. .............................................................. Delaware .............100 /(8)/
    SunAmerica Life Insurance Company ....................................................... Arizona .............100
       SunAmerica Investments, Inc. ......................................................... Georgia ..............70 /(9)/
          AIG Advisor Group, Inc. .......................................................... Maryland .............100
              Advantage Capital Corporation ................................................ New York .............100
              FSC Securities Corporation ................................................... Delaware .............100
              Royal Alliance Associates, Inc. .............................................. Delaware .............100
              Sentra Securities Corporation .............................................. California .............100
              Spelman & Co., Inc. ........................................................ California .............100
              SunAmerica Securities, Inc. .................................................. Delaware .............100
          AIG SunAmerica Life Assurance Company ............................................. Arizona .............100 /(10)/
              AIG SunAmerica Asset Management Corp. ........................................ Delaware .............100
                  AIG SunAmerica Capital Services. Inc. .................................... Delaware .............100
          First SunAmerica Life Insurance Company .......................................... New York .............100
AIG Risk Management, Inc. .................................................................. New York .............100
AIG Technologies, Inc.................................................................. New Hampshire .............100
AIGTI, Inc. ................................................................................ Delaware .............100
AIG Trading Group Inc. ..................................................................... Delaware .............100
    AIG International, Inc. ................................................................ Delaware .............100
AIU Insurance Company ...................................................................... New York ..............52 /(11)/
AIU North America, Inc. .................................................................... New York .............100
American General Corporation .................................................................. Texas .............100
   American General Bancassurance Services, Inc. ........................................... Illinois .............100
   AGC Life Insurance Company .............................................................. Missouri .............100
       AIG Assurance Canada .................................................................. Canada .............100 /(7)/
       AIG Life of Bermuda, Ltd. ............................................................ Bermuda .............100
       American General Life and Accident Insurance Company ............................... Tennessee .............100
       American General Life Insurance Company ................................. .............. Texas .............100
          American General Annuity Service Corporation ........................................ Texas .............100
          AIG Enterprise Services, LLC ..................................................... Delaware .............100
          American General Equity Services Corporation ..................................... Delaware .............100
          American General Life Companies, LLC ............................................. Delaware .............100
          The Variable Annuity Life Insurance Company ......................................... Texas .............100
              VALIC Retirement Services Company ............................................... Texas .............100
              VALIC Trust Company ............................................................. Texas .............100
       American General Property Insurance Company ........................................ Tennessee ...........51.85 /(12)/
          American General Property Insurance Company of Florida ............................ Florida .............100
       AIG Annuity Insurance Company .......................................................... Texas .............100
       The United States Life Insurance Company in the City of New York .................... New York .............100
   American General Finance, Inc. ........................................................... Indiana .............100

                               SUBSIDIARIES OF AIG

                                                                                                            Percentage
                                                                                                             of Voting
                                                                                                            Securities
                                                                                      Jurisdiction of     Owned by its
                                                                                        Incorporation        Immediate
                                                                                      or Organization      Parent/(2)/
                                                                                      ---------------     ------------
         American General Auto Finance, Inc. ............................................... Delaware .............100
         American General Finance Corporation ............................................... Indiana .............100
             MorEquity, Inc. ................................................................. Nevada .............100
                 Wilmington Finance, Inc. .................................................. Delaware .............100
             Merit Life Insurance Co. ....................................................... Indiana .............100
             Yosemite Insurance Company ..................................................... Indiana .............100
                 CommoLoCo, Inc. ........................................................ Puerto Rico .............100
         American General Financial Services of Alabama, Inc. ............................... Alabama .............100
    American General Investment Management Corporation ..................................... Delaware .............100
    American General Realty Investment Corporation ............................................ Texas .............100
    American General Assurance Company ..................................................... Illinois .............100
         American General Indemnity Company ................................................ Illinois .............100
         USLIFE Credit Life Insurance Company of Arizona .................................... Arizona .............100
    Knickerbocker Corporation ................................................................. Texas .............100
American Home Assurance Company ............................................................ New York .............100
    AIG Domestic Claims, Inc. .............................................................. Delaware ..............50 /(13)/
    AIG Hawaii Insurance Company, Inc. ....................................................... Hawaii .............100
         American Pacific Insurance Company, Inc. ............................................ Hawaii .............100
    American International Insurance Company ............................................... New York .............100
         American International Insurance Company of California, Inc. .................... California .............100
         American International Insurance Company of New Jersey .......................... New Jersey .............100
         Minnesota Insurance Company ...................................................... Minnesota .............100
    American International Realty Corp. .................................................... Delaware ............31.5 /(14)/
    Pine Street Real Estate Holdings Corp. ............................................ New Hampshire ...........31.47 /(14)/
    Transatlantic Holdings, Inc. ........................................................... Delaware ...........33.45 /(15)/
         Transatlantic Reinsurance Company ................................................. New York .............100
             Putnam Reinsurance Company .................................................... New York .............100
             Trans Re Zurich ............................................................ Switzerland .............100
American International Insurance Company of Delaware ....................................... Delaware .............100
American International Life Assurance Company of New York .................................. New York ...........77.52 /(16)/
American International Reinsurance Company, Ltd. ............................................ Bermuda .............100
    AIG Edison Life Insurance Company ......................................................... Japan ..............90 /(17)/
    American International Assurance Company, Limited ..................................... Hong Kong .............100
    American International Assurance Company (Australia) Limited .......................... Australia .............100
    American International Assurance Company (Bermuda) Limited .............................. Bermuda .............100
         American International Assurance Co. (Vietnam) Limited ............................. Vietnam .............100
         Tata AIG Life Insurance Company Limited .............................................. India ..............26
    Nan Shan Life Insurance Company, Ltd. .................................................... Taiwan ..............95
American International Underwriters Corporation ............................................ New York .............100
American International Underwriters Overseas, Ltd. .......................................... Bermuda .............100
    AIG Europe (Ireland) Limited ............................................................ Ireland .............100
    AIG Europe (U.K.) Limited ............................................................... England .............100
    AIG Brasil Companhia de Seguros .......................................................... Brazil ..............50
    Universal Insurance Co., Ltd. .......................................................... Thailand .............100
    La Seguridad de Centroamerica, Compania de Seguros S.A. ............................... Guatemala .............100

                               SUBSIDIARIES OF AIG

                                                                                                            Percentage
                                                                                                             of Voting
                                                                                                            Securities
                                                                                      Jurisdiction of     Owned by its
                                                                                        Incorporation        Immediate
                                                                                      or Organization      Parent/(2)/
                                                                                      ---------------     ------------
    La Meridional Compania Argentina de Seguros ........................................... Argentina .............100
    American International Insurance Company of Puerto Rico ............................. Puerto Rico .............100
    A.I.G. Colombia Seguros Generales S.A. ................................................. Colombia .............100
    American International Underwriters GmBH ................................................ Germany .............100
    Underwriters Adjustment Company, Inc. .................................................... Panama .............100
American Life Insurance Company ............................................................ Delaware .............100
    AIG Life (Bulgaria) Z.D. A.D. .......................................................... Bulgaria .............100
    ALICO, S.A. .............................................................................. France .............100
    First American Polish Life Insurance and Reinsurance Company, S.A. ....................... Poland .............100
    Inversiones Interamericana  S.A. (Chile) .................................................. Chile .............100
    Pharaonic American Life Insurance Company ................................................. Egypt ...........71.63
    Unibanco AIG Seguros S.A. ................................................................ Brazil ...........47.81/(18)/
AIG Life Insurance Company (Switzerland) Ltd. ........................................... Switzerland .............100
American Security Life Insurance Company, Ltd. ......................................... Lichtenstein .............100
Birmingham Fire Insurance Company of Pennsylvania ...................................... Pennsylvania .............100
China America Insurance Company, Ltd. ...................................................... Delaware ..............50
Commerce and Industry Insurance Company .................................................... New York .............100
Commerce and Industry Insurance Company of Canada ........................................... Ontario .............100
Delaware American Life Insurance Company ................................................... Delaware .............100
Hawaii Insurance Consultants, Ltd. ........................................................... Hawaii .............100
HSB Group, Inc. ............................................................................ Delaware .............100
    The Hartford Steam Boiler Inspection and Insurance Company .......................... Connecticut .............100
         The Hartford Steam Boiler Inspection and Insurance Company of Connecticut ...... Connecticut .............100
         HSB Engineering Insurance Limited .................................................. England .............100
             The Boiler Inspection and Insurance Company of Canada ........................... Canada .............100
The Insurance Company of the State of Pennsylvania ..................................... Pennsylvania .............100
Landmark Insurance Company ............................................................... California .............100
Mt. Mansfield Company, Inc. ................................................................. Vermont .............100
National Union Fire Insurance Company of Pittsburgh, Pa ................................ Pennsylvania .............100
    American International Specialty Lines Insurance Company ................................. Alaska ..............70 /(19)/
    Lexington Insurance Company ............................................................ Delaware ..............70 /(19)/
         AIG Centennial Insurance Company .............................................. Pennsylvania .............100
             AIG Premier Insurance Company ............................................. Pennsylvania .............100
                 AIG Indemnity Insurance Company ....................................... Pennsylvania .............100
             AIG Preferred Insurance Company ........................................... Pennsylvania .............100
             AIG Auto Insurance Company of New Jersey .................................... New Jersey .............100
         JI Accident & Fire Insurance Co. Ltd. ................................................ Japan ..............50
    National Union Fire Insurance Company of Louisiana .................................... Louisiana .............100
    National Union Fire Insurance Company of Vermont ........................................ Vermont .............100
    21st Century Insurance Group ......................................................... California ...........33.03 /(20)/
         21st Century Insurance Company .................................................. California .............100
         21st Century Casualty Company ................................................... California .............100
         21st Century Insurance Company of the Southwest ...................................... Texas .............100
    Starr Excess Liability Insurance Company, Ltd. ......................................... Delaware .............100
         Starr Excess Liability Insurance International Ltd. ................................ Ireland .............100

                               SUBSIDIARIES OF AIG

                                                                                                            Percentage
                                                                                                             of Voting
                                                                                                            Securities
                                                                                      Jurisdiction of     Owned by its
                                                                                        Incorporation        Immediate
                                                                                      or Organization      Parent/(2)/
                                                                                      ---------------     ------------
NHIG Holding Corp. ......................................................................... Delaware .............100
    Audubon Insurance Company ............................................................. Louisiana .............100
         Audubon Indemnity Company ...................................................... Mississippi .............100
         Agency Management Corporation .................................................... Louisiana .............100
             The Gulf Agency, Inc. .......................................................... Alabama .............100
    New Hampshire Insurance Company .................................................... Pennsylvania .............100
         AIG Europe, S.A. .................................................................... France .............(21)
         AI Network Corporation ............................................................ Delaware .............100
         American International Pacific Insurance Company .................................. Colorado .............100
         American International South Insurance Company ................................ Pennsylvania .............100
         Granite State Insurance Company ............................................... Pennsylvania .............100
         New Hampshire Indemnity Company, Inc. ......................................... Pennsylvania .............100
             AIG National Insurance Company, Inc. .......................................... New York .............100
         Illinois National Insurance Co. ................................................... Illinois .............100
         New Hampshire Insurance Services, Inc. ....................................... New Hampshire .............100
    AIG Star Life Insurance Co., Ltd .......................................................... Japan .............100
The Philippine American Life and General Insurance Company .............................. Philippines ...........99.78
    Pacific Union Assurance Company ...................................................... California .............100
    Philam Equitable Life Assurance Company, Inc. ....................................... Philippines ...........95.31
    Philam Insurance Company, Inc. ...................................................... Philippines .............100
Risk Specialist Companies, Inc. ............................................................ Delaware .............100
United Guaranty Corporation .......................................................... North Carolina ...........36.3l/(22)/
    United Guaranty Insurance Company ................................................ North Carolina .............100
    United Guaranty Mortgage Insurance Company ....................................... North Carolina .............100
    United Guaranty Mortgage Insurance Company of North Carolina ..................... North Carolina .............100
    United Guaranty Partners Insurance Company .............................................. Vermont ..............80
    United Guaranty Residential Insurance Company of North Carolina .................. North Carolina .............100
    United Guaranty Residential Insurance Company .................................... North Carolina ...........75.03/(23)/
         United Guaranty Commercial Insurance Company of North Carolina .............. North Carolina .............100
         United Guaranty Mortgage Indemnity Company .................................. North Carolina .............100
         United Guaranty Credit Insurance Company .................................... North Carolina .............100
    United Guaranty Services, Inc. ................................................... North Carolina .............100

----------
(1) All subsidiaries listed are consolidated in the financial statements of AIG as filed in its Form 10-K on May 31, 2005. Certain subsidiaries have been omitted from the tabulation. The omitted subsidiaries, when considered in the aggregate as a single subsidiary, do not constitute a significant subsidiary.

(2)  Percentages include directors' qualifying shares.

(3) The common stock is owned approximately 12.0 percent by Starr International Company, Inc., 1.8 percent by C.V. Starr & Co., Inc. and 2.0 percent by The Starr Foundation.

(4) Also owned 35.15 percent by National Union Fire Insurance Company of Pittsburgh, Pa.

(5)  Also owned 10 percent by AIG Matched Funding Corp.

(6)  Also owned 21 percent by Commerce and Industry Insurance Company.

(7)  Indirect wholly-owned subsidiary.

(8)  Formerly known as AIG SunAmerica Inc.
(9)  Also owned 30 percent by AIG Retirement Services, Inc.
(10) Formerly known as Anchor National Life Insurance Company.
(11) Also owned eight percent by The Insurance Company of the State of Pennsylvania, 32 percent by National Union Fire Insurance Company of Pittsburgh, Pa. and eight percent by Birmingham Fire Insurance Company of Pennsylvania.
(12) Also owned 48.15 percent by American General Life and Accident Insurance Company.
(13) Also owned 50 percent by The Insurance Company of the State of
     Pennsylvania.
(14) Also owned by 11 other AIG subsidiaries.
(15) Also owned 25.95 percent by AIG.
(16) Also owned 22.48 percent by American Home Assurance Company.
(17) Also owned ten percent by a subsidiary of American Life Insurance Company.
(18) Also owned 1.7 percent by American International Underwriters Overseas, Ltd. and .48 percent by American Home Assurance Company.
(19) Also owned 20 percent by The Insurance Company of the State of Pennsylvania and ten percent by Birmingham Fire Insurance Company of Pennsylvania.
(20) Also owned 16.85 percent by American Home Assurance Company, 6.34 percent by Commerce and Industry Insurance Company and 6.34 percent by New Hampshire Insurance Company.
(21) 100 percent to be held with other AIG companies.
(22) Also owned 45.88 percent by National Union Fire Insurance Company of Pittsburgh, Pa., 16.95 percent by New Hampshire Insurance Company and 0.86 percent by The Insurance Company of the State of Pennsylvania.
(23) Also owned 24.97 percent by United Guaranty Residential Insurance Company of North Carolina.

The Registrant is a separate account of American General Life Insurance Company (Depositor).

Item 29. Indemnification

Except as otherwise required by applicable law:

(a) The company shall have the power to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or on behalf of the company) by reason of the fact that he is or was director, officer, or employee or agent of the company, or is or was serving at the request of the company as director, officer, employee or agent of another company or enterprise, against expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding; provided that he (1) acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the company; and, (2) with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, by itself, create a presumption that the person did not act in good faith and in a manner he reasonably believed to be in or not opposed to the best interest of the company, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was lawful.

(b) The company shall have the power to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding by or on behalf of the company to procure a judgement in the company's favor, by reason of the fact that he is or was a director, officer, employee or agent of the company, or is or was serving at the request of the company as a director, officer, employee or agent of another company or enterprise, against expenses (including attorney's fees), judgments and amounts paid in settlement actually and reasonably incurred by him in connection with the defense or settlement of such action, suit or proceeding; provided that he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the company, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the company unless and only to the extent that the court in which such action, suit or proceeding was brought or any other court of competent jurisdiction shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity.

(c) To the extent that a director, officer, or employee or agent of the company has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in paragraphs (a) and (b) above, or in defense of any claim, issue or matter therein, he shall be indemnified against expenses (including attorney's fees) actually and reasonably incurred by him in connection therewith.

(d) Any indemnification under paragraphs (a) and (b) above (unless ordered by a court or made pursuant to a determination by a court as hereinafter provided) shall be made by the company upon a determination that indemnification of the director, officer, employee or agent is proper in the circumstances and he has met the applicable standard of conduct set forth in paragraphs (a) and
(b). Such determination shall be made (1) by the Board by a majority of a quorum consisting of directors who were not parties to such action, suit or proceeding (disinterested), or (2) by a committee of disinterested directors designated by majority vote of disinterested directors, even though less than a quorum, or (3) by independent legal counsel in a written opinion, and such legal counsel was selected by a majority vote of a quorum of the disinterested directors, or (4) by the stockholders. In the absence of a determination that indemnification is proper, the director, officer or employee may apply to the court conducting the proceeding or another court of competent jurisdiction which shall determine whether the director, officer, employee or agent has met the applicable standard of conduct set forth in paragraphs (a) and (b). If the court shall so determine, indemnification shall be made under paragraph (a) or (b) as the case may be.

(e) Expenses incurred in defending a civil or criminal action, suit or proceeding may be paid by the company in advance of the final disposition of such action, suit or proceeding as authorized by the Board in the manner provided in paragraph (d) upon receipt of a written instrument acceptable to the Board by or on behalf of the director, officer, employee or agent to repay such amount unless it shall ultimately be determined that he is entitled to be indemnified by the company as authorized in this section.

(f) The indemnification provided by these By-Laws shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under any agreement, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit or the heirs, executors and administrators of such a person.

(g) The company shall have the power to purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the company, or is or was serving at the request of the company as a director, officer, employee or agent of another company, or enterprise against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the company would have the power to indemnify him against such liability under the provisions of these By-Laws.

Item 30.  Principal Underwriters

(a) Other Activity. Registrant's principal underwriter, American General Equity Services Corporation, also acts as principal underwriter for American General Life Insurance Company Separate Account A, American General Life Insurance Company Separate Account D, American General Life Insurance Company Separate Account VA-1 and American General Life Insurance Company Separate Account VA-2, which all offer interests in variable annuities. American General Equity Services Corporation also acts as principal underwriter for American General Life Insurance Company Separate Account VUL and American General Life Insurance Company Separate Account VUL-2, which both offer interests in flexible premium variable life insurance policies. American General Equity Services Corporation also acts as principal underwriter for certain other separate accounts of American General Life Insurance Company affiliates.

(b)     Management.

 Name and Principal           Positions and Offices with Underwriter
  Business Address            merican General Equity Services Corporation
--------------------          -----------------------------------------------
Rodney O. Martin, Jr.         Director and Chairman of the Board of Directors
2929 Allen Parkway
Houston, TX 77019

Mark R. McGuire               Director and Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Ernest T. Patrikis            Director
70 Pine Street
New York, NY 10270

 Name and Principal           Positions and Offices with Underwriter
  Business Address            merican General Equity Services Corporation
--------------------          -----------------------------------------------
Gary D. Reddick               Director
2929 Allen Parkway
Houston, TX 77019

Richard J. Miller             President and Chief Executive Officer
2929 Allen Parkway
Houston, TX 77019

Robert F. Herbert, Jr.        Vice President
2727-A Allen Parkway
Houston, TX 77019

Lucille S. Martinez           Vice President, Treasurer and Controller
2727 Allen Parkway
Houston, TX 77019

Deanna D. Osmonson            Vice President, Chief Compliance Officer and
2727 Allen Parkway            Anti-Money Laundering Compliance Officer
Houston, TX 77019

Elizabeth M. Tuck             Secretary
70 Pine Street
New York, NY 10270

Edward F. Andrzejewski        Tax Officer
70 Pine Street
New York, NY 10270

Amy M. Cinquegrana            Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

Lauren W. Jones               Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

David M. Robinson             Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

 Name and Principal           Positions and Offices with Underwriter
  Business Address            merican General Equity Services Corporation
--------------------          -----------------------------------------------
John D. Fleming               Assistant Treasurer
2929 Allen Parkway
Houston, TX 77019

Barbara J. Moore              Assistant Tax Officer
2919 Allen Parkway
Houston, TX 77019

T. Clay Spires                Assistant Tax Officer
2727-A Allen Parkway
Houston, TX 77019

(c)  Compensation From the Registrant.

                                       Compensation on
                    Net Underwriting   Events Occasioning
Name of Principal   Discounts and      the Deduction of a     Brokerage     Other
Underwriter         Commissions        Deferred Sales Load    Commissions   Compensation
American General          0                    0                  0             0
Equity Services
Corporation

Item 31.  Location of Accounts and Records

All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of American General Life Insurance Company at its principal executive office located at 2727-A Allen Parkway, Houston, Texas 77019-2191 or at American General Life Insurance Company's Administrative Office located at #1 Franklin Square, Springfield, Illinois 62713.

Item 32.  Management Services  Not applicable.

Item 33.  Fee Representation

American General Life Insurance Company hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and risks assumed by American General Life Insurance Company.

                               POWERS OF ATTORNEY

        Each person whose signature appears below hereby appoints Robert F. Herbert, Jr., Gary D. Reddick and Kyle L. Jennings and each of them, any one of whom may act without the joinder of the others, as his/her attorney-in-fact to sign on his/her behalf and in the capacity stated below and to file all amendments to this Registration Statement, which amendment or amendments may make such changes and additions to this Registration Statement as such attorney-in-fact may deem necessary or appropriate.

                                   SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, American General Life Insurance Company Separate Account VL-R, certifies that it meets all of the requirements for effectiveness of this amended Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Houston, and State of Texas on the 11th day of August, 2005.

                                        AMERICAN GENERAL LIFE INSURANCE COMPANY
                                        SEPARATE ACCOUNT VL-R
                                        (Registrant)

                                    BY: AMERICAN GENERAL LIFE INSURANCE COMPANY
                                        (On behalf of the Registrant and itself)

                                    BY: ROBERT F. HERBERT, JR.
                                        ----------------------------------------
                                        ROBERT F. HERBERT, JR.
                                        SENIOR VICE PRESIDENT, TREASURER
                                        AND CONTROLLER

[SEAL]

ATTEST:  LAUREN W. JONES
         ---------------------
         LAUREN W. JONES
         ASSISTANT SECRETARY

        Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                        Title                        Date
---------                        -----                        ----
RODNEY O. MARTIN, JR.            Director, Chairman,          August 11, 2005
-----------------------          President and Chief
RODNEY O. MARTIN, JR.            Executive Officer


CHRISTOPHER J. SWIFT             Director and Chief           August 11, 2005
-----------------------          Financial Officer
CHRISTOPHER J. SWIFT

M. BERNARD AIDINOFF              Director                     August 11, 2005
-----------------------
M. BERNARD AIDINOFF

DAVID J. DIETZ                   Director                     August 11, 2005
-----------------------
DAVID J. DIETZ

DAVID L. HERZOG                  Director                     August 11, 2005
-----------------------
DAVID L. HERZOG

RICHARD A. HOLLAR                Director                     August 11, 2005
-----------------------
RICHARD A. HOLLAR

ROYCE G. IMHOFF II               Director                     August 11, 2005
-----------------------
ROYCE G. IMHOFF II

RICHARD J. MILLER                Director                     August 11, 2005
-----------------------
RICHARD J. MILLER

Signature                        Title                        Date
---------                        -----                        ----
ERNEST T. PATRIKIS               Director                     August 11, 2005
-----------------------
ERNEST T. PATRIKIS

GARY D. REDDICK                  Director                     August 11, 2005
-----------------------
GARY D. REDDICK

JAMES W. WEAKLEY                 Director                     August 11, 2005
-----------------------
JAMES W. WEAKLEY

                                  EXHIBIT INDEX

Item 26. Exhibits

        (n)(1) Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoopers LLP.

                                       E-1